Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net [Line Items]
Accounts receivable, gross	$ 138,597	$ 126,798
Less: allowance for expected credit loss of receivables	(20,670)	(12,426)	$ (7,387)
Accounts receivable, net	117,927	114,372
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(12,426)	(7,387)	(9)
Additions charged to general and administrative expenses, net	(8,484)	(5,039)	(6,726)
Write-off during the year	240	0	0
Balance at the end of the year	$ (20,670)	(12,426)	(7,387)
Adoption of ASC326
Accounts Receivable Net [Line Items]
Less: allowance for expected credit loss of receivables			0
Summary of allowance for doubtful accounts
Balance at the beginning of the year		$ 0	(652)
Balance at the end of the year			$ 0